Other Operating Expenses - Summary of Other Operating Expenses (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 MYR (RM)
Expenses by nature [abstract]
Regulatory compliance and statutory cost	$ 74,260	RM 326,926	RM 130,100	RM 15,131
Regulatory consultancy fee	34,016	149,757	159,943
Cost incurred to obtain licence	30,536	134,434	968,530
Impairment of goodwill on consolidation			282,963
Bad debt written off			123,502
Bank charges	6,718	29,578	35,323	8,778
Foreign exchange adjustment	26,343	115,973	1,002	3,463
Loss on disposal of property and equipment	6,648	29,267
Marketing expenses	252,182	1,110,233	339,875
Software and website usage fee	22,083	97,221	275,600
Office expenses	175,899	774,399	197,206	1,346
Preliminary expenses written off	2,559	11,264	11,692
Property and equipment written off	3	12
Recruitment fees	21,913	96,470	84,202
Travelling expenses	119,090	524,295	102,605	410
Net investment loss	144,155	634,642	285,260
Total	$ 916,405	RM 4,034,471	RM 2,997,803	RM 29,128